Unaudited Condensed Consolidated Interim Statement of Changes in Equity Statement - GBP (£) £ in Thousands		Total		Share capital	Share premium account	Share-based payment reserve	Merger reserve	Special reserve	Currency translation reserve	Accumulated losses reserve
Beginning balance at Jan. 31, 2017		£ (3,493)		£ 618	£ 46,420	£ 5,136	£ (1,943)	£ 19,993	£ 50	£ (73,767)
Loss for the period		(4,761)		0	0	0	0	0	0	(4,761)
Currency translation adjustment		(15)		0	0	0	0	0	(15)	0
Total comprehensive loss for the period		(4,776)		0	0	0	0	0	(15)	(4,761)
New share capital issued from exercise of warrants		10		1	9	0	0	0	0	0
Share options exercised		3		0	3	0	0	0	0	0
Share-based payment		277		0	0	277	0	0	0	0
Ending balance at Apr. 30, 2017		(7,979)		619	46,432	5,413	(1,943)	19,993	35	(78,528)
Beginning balance (Previously stated) at Jan. 31, 2018		9,875		736	60,237	6,743	3,027	19,993	37	(80,898)
Beginning balance (Change in accounting policy (full retrospective application IFRS 15)) at Jan. 31, 2018		(13,059)		0	0	0	0	0	0	(13,059)
Beginning balance at Jan. 31, 2018	[2]	(3,184)	[1]	736	60,237	6,743	3,027	19,993	37	(93,957)
Loss for the period		(5,835)		0	0	0	0	0	0	(5,835)
Currency translation adjustment		7		0	0	0	0	0	7	0
Total comprehensive loss for the period		(5,828)		0	0	0	0	0	7	(5,835)
New share capital issued		15,000		83	14,917	0	0	0	0	0
Transaction costs on share capital issued		(858)		0	(858)	0	0	0	0	0
Share options exercised		99		1	98	0	0	0	0	0
Share-based payment		545		0	0	545	0	0	0	0
Ending balance at Apr. 30, 2018		£ 5,774		£ 820	£ 74,394	£ 7,288	£ 3,027	£ 19,993	£ 44	£ (99,792)

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’